UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended June 30, 2006

                   Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):

                              [  ]  is a restatement.
                              [  ]  adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
---------------------------------------------------

Name: Highlander Fund Management LLC (1)

Address:    411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number:  28-11583


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
---------------------------------------------------------

Name: Christopher G. Altschul

Title:   President and Chief Investment Officer

Phone: 203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul      Greenwich, CT            08/14/06
           (Name)                (City, State)             (Date)

REPORT TYPE (CHECK ONLY ONE.):
-----------------------------
[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38 Items

Form 13F Information Table Value Total:   $ 147,545.02 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                                      SHARES OR                             VOTING
                                   TITLE OF                 VALUE                 SH/   INVESTMENT  OTHER   AUTHORITY
    NAME OF ISSUER                   CLASS      CUSIP     (X $1,000)  PRN AMOUNT  PRN  DISCRETION MANAGERS   SOLE

    AMR CORP                          COM     001765106    $3,527.03      138,750    SH      SOLE      NONE    138,750
    AUTONATION INC                    COM     05329W102    $3,837.76      179,000    SH      SOLE      NONE    179,000
    CELANESE CORP DEL              COM SER A  150870103    $3,859.38      189,000    SH      SOLE      NONE    189,000
    CHAPARRAL STL CO DEL              COM     159423102    $3,276.91       45,500    SH      SOLE      NONE    45,500
    CHESAPEAKE ENERGY CORP            COM     165167107    $4,537.50      150,000    SH      SOLE      NONE    150,000
    CROWN HOLDINGS INC                COM     228368106    $4,001.49      257,000    SH      SOLE      NONE    257,000
    DEL MONTE FOODS CO                COM     24522P103    $3,349.35      298,250    SH      SOLE      NONE    298,250
    DOW CHEM CO                       COM     260543103    $3,122.40       80,000    SH      SOLE      NONE    80,000
    DYNEGY INC NEW                    CL A    26816Q101    $4,047.80      740,000    SH      SOLE      NONE    740,000
    ENSCO INTL INC                    COM     26874Q100    $4,993.17      108,500    SH      SOLE      NONE    108,500
    EXPEDITORS INTL WASH INC          COM     302130109    $4,480.80       80,000    SH      SOLE      NONE    80,000
    FOSTER WHEELER LTD              SHS NEW   G36535139    $4,752.00      110,000    SH      SOLE      NONE    110,000
    FREEPORT-MCMORAN COPPER & GO      CL B    35671D857    $3,490.83       63,000    SH      SOLE      NONE    63,000
    GENERAL ELECTRIC CO               COM     369604103    $4,878.08      148,000    SH      SOLE      NONE    148,000
    GOLDMAN SACHS GROUP INC           COM     38141G104    $3,008.60       20,000    SH      SOLE      NONE    20,000
    GOODMAN GLOBAL INC                COM     38239A100    $4,554.00      300,000    SH      SOLE      NONE    300,000
    ISHARES INC                    MSCI JAPAN 464286848    $3,420.00      250,000    SH      SOLE      NONE    250,000
    ITT INDS INC IND                  COM     450911102    $4,950.00      100,000    SH      SOLE      NONE    100,000
    MONSANTO CO NEW                   COM     61166W101    $4,209.50       50,000    SH      SOLE      NONE    50,000
    MUELLER WTR PRODS INC          COM SER A  624758108    $2,872.65      165,000    SH      SOLE      NONE    165,000
    NASDAQ 100 TR                  UNIT SER 1 631100104    $6,590.90      170,000    SH      SOLE      NONE    170,000
    NEXEN INC                         COM     65334H102    $2,827.00       50,000    SH      SOLE      NONE    50,000
                                   SPONSORED
    POSCO                             ADR     693483109    $3,345.00       50,000    SH      SOLE      NONE    50,000
    QUESTAR CORP                      COM     748356102    $4,724.76       58,700    SH      SOLE      NONE    58,700
    RAYTHEON CO                     COM NEW   755111507    $2,674.20       60,000    SH      SOLE      NONE    60,000
    RELIANT ENERGY INC                COM     75952B105    $3,833.60      320,000    SH      SOLE      NONE    320,000
    RITE AID CORP                     COM     767754104    $1,844.40      435,000    SH      SOLE      NONE    435,000
    ROCKWELL COLLINS INC              COM     774341101    $5,028.30       90,000    SH      SOLE      NONE    90,000
                                   SPON ADR
    SOCIEDAD QUIMICA MINERA DE C     SER B    833635105    $4,217.67       40,500    SH      SOLE      NONE    40,500
    ST JOE CO                         COM     790148100    $3,397.42       73,000    SH      SOLE      NONE    73,000
    TODCO                             CL A    88889T107    $4,370.95      107,000    SH      SOLE      NONE    107,000
    TYCO INTL LTD NEW                 COM     902124106    $3,080.00      112,000    SH      SOLE      NONE    112,000
    ULTRA PETROLEUM CORP              COM     903914109    $2,370.80       40,000    SH      SOLE      NONE    40,000
    UNITED TECHNOLOGIES CORP          COM     913017109    $3,171.00       50,000    SH      SOLE      NONE    50,000
    U S AIRWAYS GROUP INC             COM     90341W108    $4,447.52       88,000    SH      SOLE      NONE    88,000
    U S G CORP                      COM NEW   903293405    $5,178.03       71,000    SH      SOLE      NONE    71,000
    VALERO ENERGY CORP NEW            COM     91913Y100    $3,991.20       60,000    SH      SOLE      NONE    60,000
    WASTE MGMT INC DEL                COM     94106L109    $3,283.02       91,500    SH      SOLE      NONE    91,500


                                                         $147,545.02    5,438,700                            5,438,700


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